BUSINESS ACQUISITIONS	12 Months Ended
Mar. 31, 2024
Business Combinations [Abstract]
BUSINESS ACQUISITIONS	BUSINESS ACQUISITIONS
Pivot3
In July 2021, the Company purchased specified assets related to the video surveillance business of PV3 (an ABC) LLC, a Delaware limited liability company as assignee for the benefit of Pivot3, Inc., a Delaware corporation (“Pivot 3”). The transaction costs associated with the acquisition were not material and were expensed as incurred. Goodwill generated from this acquisition is primarily attributable to the expected post-acquisition synergies from integrating Pivot3's video surveillance portfolio and assets. Goodwill obtained in an asset acquisition is deductible for tax purposes.
The total purchase consideration for the acquisition of Pivot3 was $7.8 million, which consisted of the following (in thousands):

Cash	$5,000
Fair value of stock consideration	2,818
Total	$7,818
The following table summarizes the fair values of assets acquired and liabilities assumed as of the date of the acquisition (in thousands):

	Amount	Estimated Useful Life
Goodwill	$9,503
Identified intangible assets:
Developed technology	1,700	2 years
Customer lists	3,700	4 years
Property, plant and equipment	4,300	3 years
Net liabilities assumed	(11,385)
Total	$7,818
Pivot3 has also agreed to license to the Company certain intellectual property rights related to the business. The historical results of operations for Pivot3 were not significant to the Company's consolidated results of operations for the periods presented.
EnCloudEn
In October 2021, the Company acquired all intellectual property rights and certain other assets of EnCloudEn, an early stage hyperconverged infrastructure software company. The transaction costs associated with the acquisition were not material and were expensed as incurred. The total purchase consideration for the acquisition was $2.8 million with $2.6 million paid at closing and an additional $0.2 million paid in three equal quarterly installments after closing. The fair value of the assets acquired was allocated to developed technology with an estimated useful life of three years.